Note 22 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
2014	Commercial Real Estate Services	Residential Real Estate Services	Property Services	Corporate	Consolidated

Revenues	$1,582,039	$919,545	$212,457	$232	$2,714,273
Depreciation and amortization	35,753	19,693	6,734	230	62,410
Operating earnings (loss)	97,180	31,379	30,559	(24,691)	134,427
Other income, net	0	0	0	0	1,008
Interest expense, net	0	0	0	0	(14,237)
Income taxes	0	0	0	0	(31,799)

Net earnings from continuing operations	0	0	0	0	$89,399

Net loss from discontinued operations	0	0	0	0	$1,537

Net earnings	0	0	0	0	$90,936

Total assets	$985,533	$405,150	$237,140	$11,604	$1,639,427
Total additions to long lived assets	133,296	23,208	16,423	(72)	172,855
2013	Commercial Real Estate Services	Residential Real Estate Services	Property Services	Corporate	Consolidated

Revenues	$1,306,334	$844,952	$193,135	$204	$2,344,625
Depreciation and amortization	32,426	30,655	8,557	244	71,882
Operating earnings (loss)	59,209	27,613	23,201	(21,243)	88,780
Other expense, net	0	0	0	0	1,524
Interest expense, net	0	0	0	0	(21,499)
Income taxes	0	0	0	0	(22,204)

Net earnings from continuing operations	0	0	0	0	$46,601

Net earnings from discontinued operations	0	0	0	0	$(5,183)

Net earnings	0	0	0	0	$41,418

Total assets	$797,520	$444,275	$194,233	$7,483	$1,443,511
Total additions to long lived assets	129,904	22,386	291	(76)	152,505
2012	Commercial Real Estate Services	Residential Real Estate Services	Property Services	Corporate	Consolidated

Revenues	$1,158,948	$768,994	$170,827	$218	$2,098,987
Depreciation and amortization	23,990	18,530	5,155	364	48,039
Operating earnings (loss)	32,696	39,767	21,798	(15,013)	79,248
Other expense, net	0	0	0	0	2,441
Interest expense, net	0	0	0	0	(19,563)
Income taxes	0	0	0	0	(20,733)

Net earnings from continuing operations	0	0	0	0	$41,393

Net earnings from discontinued operations	0	0	0	0	$(671)

Net earnings	0	0	0	0	$40,722

Total assets	$633,439	$421,269	$255,525	$7,677	$1,317,910
Total additions to long lived assets	35,031	18,165	9,291	73	62,560

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2014	2013	2012

United States
Revenues	$1,554,605	$1,392,442	$1,284,212
Total long-lived assets	401,101	395,069	468,602

Canada
Revenues	$354,259	$341,491	$330,622
Total long-lived assets	97,929	88,660	99,529

Australia
Revenues	$230,948	$199,221	$177,677
Total long-lived assets	51,083	44,811	49,269

Europe and Other
Revenues	$574,461	$411,471	$306,476
Total long-lived assets	271,524	177,371	70,205
			.
Consolidated
Revenues	$2,714,273	$2,344,625	$2,098,987
Total long-lived assets	821,637	705,911	687,605